Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Summary of property, plant and equipment

	Buildings RMB’000	Plant and machinery RMB’000	Vehicles and other equipment RMB’000	Total RMB’000
As at 1 January 2017
Cost	3,841,570	41,025,426	1,924,313	46,791,309
Accumulated depreciation	(2,303,278)	(28,330,684)	(1,511,509)	(32,145,471)
Impairment loss	(279,099)	(831,225)	(61,227)	(1,171,551)

Net book amount	1,259,193	11,863,517	351,577	13,474,287

Year ended 31 December 2017
Opening net book amount	1,259,193	11,863,517	351,577	13,474,287
Additions	—	1,231	1,694	2,925
Disposals	(736)	(14,029)	(1,659)	(16,424)
Reclassification	(22,337)	20,519	1,818	—
Transferred from construction in progress (Note 18)	3,631	1,085,101	43,484	1,132,216
Transferred to investment property (Note 17)	(24,489)	—	—	(24,489)
Transferred to lease prepayments and other non-current assets (Note 15)	(9,066)	—	—	(9,066)
Charge for the year	(83,803)	(1,423,511)	(67,528)	(1,574,842)
Impairment loss	—	(118,179)	—	(118,179)

Closing net book amount	1,122,393	11,414,649	329,386	12,866,428

As at 31 December 2017
Cost	3,641,220	41,661,819	1,907,177	47,210,216
Accumulated depreciation	(2,239,728)	(29,299,129)	(1,516,564)	(33,055,421)
Impairment loss	(279,099)	(948,041)	(61,227)	(1,288,367)

Net book amount	1,122,393	11,414,649	329,386	12,866,428

Year ended 31 December 2018
Opening net book amount	1,122,393	11,414,649	329,386	12,866,428
Additions	—	58,906	25,602	84,508
Disposals	(10,069)	(25,141)	(2,404)	(37,614)
Disposal of subsidiaries	—	—	(2,291)	(2,291)
Reclassification	775	(13,904)	13,129	—
Transferred from construction in progress (Note 18)	7,260	309,346	28,329	344,935
Charge for the year	(87,129)	(1,398,681)	(65,114)	(1,550,924)
Impairment loss	—	(58,652)	—	(58,652)

Closing net book amount	1,033,230	10,286,523	326,637	11,646,390

As at 31 December 2018
Cost	3,229,642	41,007,229	1,785,889	46,022,760
Accumulated depreciation	(2,142,540)	(29,905,377)	(1,451,131)	(33,499,048)
Impairment loss	(53,872)	(815,329)	(8,121)	(877,322)

Net book amount	1,033,230	10,286,523	326,637	11,646,390